Accounts Receivable And Contract Assets - Summary of Movement in Contract Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Text Block 1 [Abstract]
Beginning balance	$ 82,760	$ 66,722
Acquisition	281,509	0
Unbilled revenue recognized	559,229	244,372
Amounts billed	(517,828)	(228,327)
Currency translation effects	3,768	(7)
Ending balance	409,438	82,760
Current contract assets	186,259	82,760
Non-current contract assets	223,179	0
Contract assets	$ 409,438	$ 82,760